INCOME TAX (EXPENSE) CREDIT - Income Tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAX (EXPENSE) CREDIT
Income tax payable as a result of tax audit	$ 400
Overprovision in prior years			$ 4,258
Overprovision for other taxes of prior years	$ 6,000
Bulgaria
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	10.00%
Germany
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	15.00%
Hong Kong
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	16.50%
Canada
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	26.50%
Japan
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	27.80%	30.00%	33.00%
Greece
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	29.00%	29.00%	26.00%